LOAN FACILITY (Details Textual) $ in Thousands, $ in Millions	1 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Loan facility [Line Items]
Borrowings	$ 357	$ 0	$ 425,903	$ 332
Gahcho Kue Diamond Mine [Member]
Loan facility [Line Items]
Proportion of ownership interests held by non-controlling interests	49.00%
Loan commitments [member]
Loan facility [Line Items]
Gross loan commitments	$ 370
Borrowings, interest rate basis	LIBOR plus 5.5%
Borrowings, maturity	The term of the Loan Facility was seven years